Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and deposits	¥ 144,760	¥ 233,742
Short-term investments	450,294	151,371
Total	¥ 595,054	¥ 385,113	¥ 457,800	¥ 533,530